Loans Receivable, Net (Details)				6 Months Ended
	Oct. 17, 2023 CNY (¥)	Oct. 09, 2023 USD ($)	Oct. 01, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Oct. 20, 2023	Oct. 09, 2023 CNY (¥)	Jun. 28, 2023	Jan. 14, 2023 USD ($)	Jan. 14, 2023 CNY (¥)	Oct. 20, 2022 USD ($)	Oct. 20, 2022 CNY (¥)	Jun. 28, 2022 USD ($)	Jun. 28, 2022 CNY (¥)
Loans Receivable, Net [Line Items]
Loan receivable balance											$ 9,137	¥ 65,000	$ 449,849	¥ 3,200,000	$ 295,213	¥ 2,100,000
Fixed interest rate													5.20%	5.20%	5.20%	5.20%
Interest income				$ 204,254		$ 36,693
Loan [Member]
Loans Receivable, Net [Line Items]
Interest rate								5.20%		5.20%
Interest income				191,399	¥ 1,379,298	$ 22,686	¥ 158,263
Dxpromising Holding Co., Ltd [Member]
Loans Receivable, Net [Line Items]
Maximum amount			$ 8,800,000
Maturity date			Sep. 30, 2024
Interest rate			5.20%
Outstanding amount				4,685,998
Moxing Shangxing Culture Media Studio [Member]
Loans Receivable, Net [Line Items]
Maximum amount		$ 761,741							¥ 5,500,000
Maturity date		Oct. 09, 2024
Interest rate		5.20%							5.20%
Moxing Shangxing (Beijing) Technology Co., Ltd [Member]
Loans Receivable, Net [Line Items]
Outstanding amount				$ 261,070
SHH Holding (Hong Kong) Limited [Member]
Loans Receivable, Net [Line Items]
Maximum amount | ¥	¥ 200,000
Maturity date	Oct. 17, 2024
Interest rate	5.20%